Net Loss per Share (Details) - Schedule of Net Loss Per Share - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Loss Per Share [Abstract]
Loss for the period, attributable to the owners of the Group	$ (1,591,003)	$ (721,426)
Loss attributable to the ordinary shareholders	$ (1,591,003)	$ (721,426)
Weighted-average number of ordinary shares (in Shares)	37,806,468	31,000,000
Basic (in Dollars per share)	$ (0.04)	$ (0.02)